As filed with the Securities and Exchange Commission on July 29, 1998.

                                                               File No. 33-8982
                                                               ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                        Pre-Effective Amendment No. _____             [ ]


                       Post-Effective Amendment No. 42                [X]
                                    and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                 [X]


                                Amendment No. 43


                             The Victory Portfolios
           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:

Michael J. Sullivan                            Carl Frischling, Esq.
BISYS Fund Services                            Kramer, Levin, Naftalis & Frankel
3435 Stelzer Road                              919 Third Avenue
Columbus, Ohio 43219                           New York,New York 10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ]   Immediately upon filing pursuant to    [X]  on August 28, 1998 pursuant to
      paragraph (b)                               paragraph (b)


[ ]   60 days after filing pursuant to       [ ]  on (date) pursuant to
      paragraph (a)(1)                            paragraph (a)(1)

[ ]   75 days after filing pursuant to       [ ]  on (date) pursuant to
      paragraph (a)(2)                            paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

THE VICTORY PORTFOLIOS




                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS



Item Number
 Form N-1A
    Part A                                                    Prospectus Caption
    ------                                                    ------------------

The Registrant has filed the information required in the prospectuses in the Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on April 29, 1998, (accession number 0000922423- 98-000431) and is hereby incorporated by reference. The Registrant has not amended its prospectuses.

1.  Cover Page                               Cover Page; Introduction

2.  Synopsis                                 Fund Expenses

3.  Condensed Financial Information          Inapplicable

4.  General Description of Registrant        Introduction;  AN  OVERVIEW OF
                                             EACH   OF  THE   FUNDS;   Risk
                                             Factors; Investment Limitations;
                                             Additional Information

5.  Management of the Fund                   Organization and Management of
                                             the Fund

5.A.Management's Discussion of Fund          Investment Performance
    Performance

6.  Capital Stock and Other Securities       INVESTING WITH VICTORY: How to
                                             Purchase   Shares,    How   to
                                             Exchange Shares, How to Redeem
                                             Shares;             Dividends,
                                             Distributions    and    Taxes;
                                             Organization and Management of
                                             the     Funds;      Additional
                                             Information;  Other Securities
                                             and Investment Practices

7.  Purchase of Securities Being Offered     How to Purchase Shares; How to
                                             Exchange Shares

8.  Redemption or Repurchase                 How to Exchange Shares; How to
                                             Redeem Shares

9.  Pending Legal Proceedings                Inapplicable

THE VICTORY PORTFOLIOS

                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS


Item Number
 Form N-1A                                              Statement of Additional
  Part B                                                Information Caption

The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on April 29, 1998, (accession number 0000922423-98-000431) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.

10.   Cover Page                                    Cover Page

11.   Table of Contents                             Table of Contents

12.   General Information and History               Additional Information

13.   Investment Objectives and Policies            Investment   Objectives
                                                    and Investment Policies
                                                    and Limitations

14.   Management of the Fund                        Trustees and Officers

15.   Control Persons and Principal                 Additional Information
      Holders of Securities

16.   Investment Advisory and Other                 Advisory and Other Contracts
      Services

17.   Brokerage Allocation and Other Practices      Advisory and Other Contracts

18.   Capital Stock and Other Securities            Valuation  of Portfolio
                                                    Securities;  Additional
                                                    Purchase,  Exchange and
                                                    Redemption Information;
                                                    Additional Information

19.   Purchase, Redemption and Pricing              Valuation  of Portfolio
      of Securities Being Offered                   Securities;  Additional
                                                    Purchase,  Exchange and
                                                    Redemption Information;
                                                    Performance    of   the
                                                    Funds;       Additional
                                                    Information

20.   Tax Status                                    Dividends and Distributions;
                                                    Taxes

21.   Underwriters                                  Advisory and Other Contracts

22.   Calculation of Performance Data               Performance of Funds;
                                                    Additional Information

THE VICTORY PORTFOLIOS

23.   Financial Statements                          Inapplicable

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

THE VICTORY PORTFOLIOS

                                EXPLANATORY NOTE


THE PURPOSE OF THIS FILING IS SOLEY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT AND TO FILE CURRENT EXHIBITS TO THE REGISTRANT'S REGISTRATION
STATEMENT. THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

THE VICTORY PORTFOLIOS


                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:  None.

           Included in Part B:  None.


     (b)   Exhibits:


EX-99.B1   Delaware Trust Instrument dated December 6, 1995, as amended.(9)

EX-99.B2   By-Laws adopted December 6, 1995.(1)

EX-99.B3   None.

EX-99.B4   None.


EX-99.B5  (a)  Investment  Advisory  Agreement dated as of March 1, 1997 between the Registrant and Key Asset Management Inc, with Schedule A amended as of March 2, 1998 and May 29, 1998.(13)


          (b) Investment Advisory Agreement dated March 1, 1997 between the Registrant and Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund.(6)

          (c) Investment Sub-Advisory Agreement dated March 1, 1997 between Key Asset Management Inc. and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (6)


          (d)  Investment  Advisory  Agreement  dated June 1, 1998  between  the
               Registrant   and  Key  Asset   Management   Inc.   regarding  the
               International Growth Fund.(13)

          (e) Portfolio Management Agreement dated June 1, 1998 between the Key Asset Management Inc. and IndoCam International Services, S.A. regarding the International Growth Fund.(12)

THE VICTORY PORTFOLIOS







EX-99.B6  (a)  Distribution  Agreement  dated June 1, 1996  between  the
               Registrant  and BISYS Fund  Services  Limited  Partnership,  with
               Schedule I amended as of March 2, 1998 and May 29, 1998.(13)


          (b)  Form of Broker-Dealer Agreement.(2)

EX-99.B7       None.


EX-99.B8  (a)  Amended and Restated  Mutual Fund Custody  Agreement dated August
               1, 1996, with Schedule A revised as of March 1998 and May 29, 1998 and Attachment B revised as of March 2, 1998.(13)


          (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (3)


EX-99.B9  (a)  Administration  Agreement  dated  October  1,  1997  between  the
               Registrant  and BISYS Fund  Services  Limited  Partnership,  with
               Schedule  I  amended  as of  March 2,  1998 and May 29,  1998 and
               Schedule II-B amended as of March 2, 1998. (13)

          (b) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services and Key Asset Management Inc., with Schedule A amended as of March 2, 1998 and May 29, 1998.(13)

          (c) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996 , March 2, 1998 and May 29, 1998.(13)

          (d) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997 and March 2, 1998, and May 29, 1998 and Schedule B as of March 2, 1998.(13)

          (e) Shareholder Servicing Plan dated June 5, 1995 with Schedule I amended as of March 2, 1998 and May 29, 1998.(13)


          (f)  Form of Shareholder Servicing Agreement.(1)


EX-99.B10 (a)  Opinion of Counsel was filed with  Registrant's Rule 24f-2 Notice in respect of the period ending October 31, 1996, submitted electronically on December 23, 1996, accession number 0000950152-96-006841.

EX-99.B10 (b)  Opinion of Kramer,  Levin,  Naftalis & Frankel as to the legality of the securities registered.(14)


EX-99.B11 (a)  Consent of Kramer, Levin, Naftalis & Frankel. (13)

THE VICTORY PORTFOLIOS




          (b)  Consent of PricewaterhouseCoopers LLP.(13)

EX-99.B12      None.

EX-99.B13 (a)  Purchase Agreement dated November 12, 1986 between Registrant and
               Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

          (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

          (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N- 1A filed on December 1, 1989.

EX-99.B14      None.


EX-99.B15 (a)  Distribution  and Service Plan dated June 5, 1995 for the Class A
               Shares of the Registrant with Schedule I amended as of February 19, 1997 , March 2, 1998 and May 29, 1998.(13)


          (b) Distribution Plan dated June 5, 1995 for Class B Shares of the Registrant with Schedule I amended as of February 1, 1996.(12)

EX-99.B16 (a)  Forms of computation of  performance  quotation are  incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.

          (b) Forms of computation of performance quotation for the Class B shares of the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund.(4)


          (c) Forms of computation of performance quotation for the Lakefront Fund and U.S. Government Obligations Fund - Investor Shares.(5)


          (d)  Computation  of   performance   quotation  for  the  Real  Estate
               Investment Fund.(7)

          (e)  Computation   of  performance   quotation  for  U.S.   Government
               Obligations Fund -Investor Shares.(9)

EX-99.B17      None.

EX-99.B18      Amended and Restated Rule 18f-3 Multi-Class Plan as of
               December 3, 1997.(11)

THE VICTORY PORTFOLIOS

EX-99.B19 (a)  Powers of Attorney of Roger Noall and Frank A. Weil.(8)

          (b) Powers of Attorney of Leigh A. Wilson, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (9)
--------------------------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(3) Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(4) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

(5) Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997, accession number 0000922423-97-000530.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(7) Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 17, 1997, accession number 0000922423-97-001022.

(8) Filed as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(9) Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(10) Filed as an Exhibit to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed electronically on March 31, 1998, accession number 0000922423-98-000358.

(11) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed electronically on June 9, 1998, accession number 0000922423-98-000589.

(12) Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(13) Filed herewith.


(14) To be filed by amendment.



Item 25.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.

As of April 30, 1998 the number of record holders of each Fund of the Registrant were as follows:

                                                        Number of
           Title of Fund                             Record Holders
           -------------                             --------------

           Balanced Fund
                  Class A Shares                           1,478
                  Class B Shares                             362

           Diversified Stock Fund
                  Class A Shares                          15,416
                  Class B Shares                           4,253

THE VICTORY PORTFOLIOS


           Financial Reserves Fund                          144
           Fund For Income                                1,709

           Government Mortgage Fund                         332

           Growth Fund                                      612

           Intermediate Income Fund                         380
           International Growth Fund
                  Class A Shares                          1,403
                  Class B Shares                             67
           Institutional Money Market Fund
                  Select Class Shares                        30
                  Investor Class Shares                      53

           Investment Quality Bond Fund                   2,623

           Lakefront Fund                                    75

           Limited Term Income Fund                         622

           National Municipal Bond Fund
                  Class A Shares                          1,636
                  Class B Shares                             81

           New York Tax-Free Fund
                  Class A Shares                            595
                  Class B Shares                            111

           Ohio Municipal Bond Fund                         427

           Ohio Municipal Money Market Fund                 154

           Ohio Regional Stock Fund
                  Class A Shares                          1,278
                  Class B Shares                            137

           Prime Obligations Fund                         1,323

           Real Estate Investment Fund                      229

           Special Growth Fund                              778

           Special Value Fund
                  Class A Shares                          5,219
                  Class B Shares                            294

           Stock Index Fund                               1,571

THE VICTORY PORTFOLIOS

           Tax Free Money Market Fund                          97

           U.S. Government Obligations Fund
                  Select Class Shares                         406
                  Investor Class Shares                       128

           Value Fund                                         322

           Federal Money Market Fund
                  Investor Class Shares                       674
                  Select Class Shares                          16

           Convertible Securities Fund                      1,463

           LifeChoice Conservative Investor Fund               17

           LifeChoice Moderate Investor Fund                   26

           LifeChoice Growth Investor Fund                     42

           Maine Municipal Bond Fund (Intermediate)             0

           Maine Municipal Bond Fund (Short-Term)               0

           Michigan Municipal Bond Fund                         0

           Equity Income Fund                                   0

           National Municipal Bond Fund (Short-Intermediate)    0

           National Municipal Bond Fund (Long)                  0


Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit 99.B1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "SECTION 10.02  INDEMNIFICATION.

           (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in

THE VICTORY PORTFOLIOS



          which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe

THE VICTORY PORTFOLIOS



          that such Covered Person will be found entitled to indemnification under this Section 10.02."

          Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
          Section V of the Distribution  Agreement  incorporated by reference as
          Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and
          Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser


          Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $76 billion as of June 30, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $64 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.


          Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.

THE VICTORY PORTFOLIOS




          As of June 1, 1998, Indocam International Investment Services, S.A. ("IIIS"), is a sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS specializes in global asset management and offers its clients a full range of asset management services from offices located in Paris, Hong Kong, Singapore, and Tokyo. As of December 31, 1997, Indocam managed approximately $124 billion for its clients. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.


          To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

          The principal executive officers and directors of KAM are as follows:

Directors:

          William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

          Richard J. Buoncore, Senior Managing Director, President and Chief Operating Officer.

          Anthony Aveni, Senior Managing Director. Also Chief Investment Officer of KAM.


          Vincent DeP. Farrell, Senior Managing Director and Chief Investment Officer. Also Chief Investment Officer, Executive Vice President and
          Managing Director of Spears, Benzak, Salomon & Farrell Division ("SBSF").

          Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.

          Gary R. Martzolf, Senior Managing Director.

Other Officers:

          Charles  G.  Crane,   Senior   Managing   Director  and  Chief  Market
          Strategist.

          James D. Kacic, Chief Financial Officer, Chief Administrative Officer, and Senior Managing Director.

THE VICTORY PORTFOLIOS



          William R. Allen, Managing Director.

          Michael Foisel, Assistant Treasurer.

          Michael Stearns, Chief Compliance Officer.

          William J. Blake, Secretary.

          Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KeyCorp Management Company.

          Kathleen A. Dennis, Senior Managing Director.


         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

         The principal executive officers and directors of Lakefront are as follows:

          Nathaniel E. Carter, President and Chief Investment Officer of Lakefront.

          Kenneth A. Louard, Chief Operating Officer.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

          The principal executive officers and directors of IIIS are as follows:

          Jean-Claude Kaltenbach, Chairman and CEO.

          Ian Gerald McEvatt, Director.

          Claude Doumic, Director.

          Didier Guyot de la Pommeraye, Director.

          Charles Vergnot, Director.

          Eric Jostrom, Director.

          Gerard Sutterlin, Secretary General.

         The business address of each of the foregoing individuals is 9, rue Louis Murat, Paris, France 75008.

THE VICTORY PORTFOLIOS



Item 29.   Principal Underwriter


     (a) BISYS Fund Services, the Registrant's administrator, also acts as the distributor for the following investment companies as of July 24, 1998.

                               Alpine Equity Trust
                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                              INTRUST Funds Trust
                         The Infinity Mutual Funds, Inc.
                                 The Kent Funds
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                        The Republic Advisor Funds Trust
                          Puget Sound Asset Management
                            The Republic Funds Trust
                           The Riverfront Funds, Inc.
                                  Sefton Funds
                     SBSF Funds, Inc. dba Key Mutual Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.


     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

          Lynn J. Mangum, Chairman and CEO.

          Dennis Sheehan, Director, Executive Vice President and Treasurer.

          J. David Huber, President.

          Kevin J. Dell, Vice President and Secretary.

THE VICTORY PORTFOLIOS



          Mark Rybarczyk, Senior Vice President.

          William Tomko, Senior Vice President.

          Michael D. Burns, Vice President.

          David Blackmore, Vice President.

          Steve Ludwig, Compliance Officer.

          Robert Tuch, Assistant Secretary.

         The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 30.   Location of Accounts and Records

     (1)  Key  Asset  Management  Inc.,  127  Public  Square,   Cleveland,  Ohio
          44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)  Lakefront Capital Investors,  Inc., 127 Public Square, Cleveland, Ohio
          44114-1306   (records   relating  to  its   functions  as   investment
          sub-adviser for the Lakefront Fund only).

     (3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its functions as investment sub-adviser for the International Growth Fund only).

     (4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as shareholder servicing agent).

     (5) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (6)  State  Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
          Massachusetts   02110-3875  (records  relating  to  its  functions  as
          transfer agent).

     (7) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (8) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114- 1306 (records relating to its functions as custodian and securities lending agent).

     (9) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

THE VICTORY PORTFOLIOS




Item 31.   Management Services

          None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b)  None.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.


NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of July, 1998.


                                     THE VICTORY PORTFOLIOS


                                     By: /s/Leigh A. Wilson
                                        ---------------------------------------
                                         Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 1998.


/s/ Roger Noall                         Chairman of the Board and Trustee
---------------
Roger Noall

/s/ Leigh A. Wilson                     President and Trustee
-------------------
Leigh A. Wilson


/s/Gary Tenkman                         Treasurer
---------------
 Gary Tenkman


      *                                 Trustee
------------------
Edward P. Campbell

      *                                 Trustee
-------------
Harry Gazelle

      *                                 Trustee
-------------------
Thomas F. Morrissey

      *                                 Trustee
------------------
H. Patrick Swygert

      *                                 Trustee
-------------
Frank A. Weil

      *                                 Trustee
------------------
Eugene J. McDonald

*By: /s/ Carl Frischling
    --------------------
      Carl Frischling
      Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 on February 3, 1998.

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Exhibit Number


EX-99.B5(a)       Investment  Advisory  Agreement  dated as of  March  1,  1997, between the Registrant and Key Asset Management Inc., as amended March 2, 1998 and May 29, 1998

EX-99.B5(d)       Investment  Advisory  Agreement  dated  as  of June 1, 1998, between the Registrant andKey Asset Management Inc. regarding the International Growth Fund

EX-99.B6(a)       Distribution   Agreement   dated  June  1,  1996  between  the
                  Registrant and BISYS Fund Services Limited Partnership, as amended March 2, 1998 and May 29, 1998

EX-99.B8(a)       Amended and  Restated  Mutual  Fund  Custody  Agreement  dated
                  August 1, 1996, as amended March 2, 1998 and May 29, 1998

EX-99.B9(a)       Administration  Agreement  dated  October 1, 1997  between the
                  Registrant and BISYS Fund Services Limited Partnership, as amended March 2, 1998 and May 29, 1998

EX-99.B9(b)       Sub-Administration  Agreement  dated  October 1, 1997  between
                  BISYS  Fund  Services  Limited  Partnership  d/b/a  BISYS Fund
                  Services and Key Asset  Management  Inc.,  as amended March 2,
                  1998 and May 29, 1998

EX-99.B9(c)       Transfer  Agency and  Service  Agreement  dated July 12,  1996 between  the  Registrant  and  State  Street  Bank  and  Trust
                  Company,  as amended  August 1, 1996 and March 2, 1998 and May
                  29, 1998

EX-99.B9(d)       Fund  Accounting  Agreement  dated May 31,  1995  between  the
                  Registrant  and BISYS Fund  Services  Ohio,  Inc.,  as amended
                  February 19, 1997 and March 2, 1998 and May 29, 1998

EX-99.B9(e)       Shareholder Servicing Plan  dated  June  5, 1995,  as  amended
                  March 2, 1998 and May 29, 1998


EX-99.B11(a)      Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)      Consent of PricewaterhouseCoopers LLP


EX-99.B15(a)      Distribution   and  Service  Plan dated June  5, 1995 for the
                  Class  A  Shares  of the  Registrant,  as amended February 19,
                   1997, March 2, 1998 and May 29, 1998